Transactions with Related Parties - Amounts Due To Affiliates (Tables) (Details) (Navios Holdings, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Navios Holdings
Amounts due to affiliate companies
Amounts due to affiliate companies	$ 544	$ 1,853